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                                 UNITED STATES
                       SECURITES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ____________________

         This Amendment (Check only one):   [_] is a restatement
                                            [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Parametric Risk Advisors, LLC

Address: 518 Riverside Avenue
         Westport, CT 06880

Form 13F File Number;

The instructional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brad Berggren
Title:   Chief Compliance Officer
Phone:   203-227-1700

/S/ Brad Berggren    Westport, CT         January 14, 2013
-------------------  -------------------  ------------------
[Signature]          [City, State]        [Date]

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT

[_] 13F NOTICE

[_] 13F COMBINATION REPORT

================================================================================

                             Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:       1
Form 13F Information Table Entry Total:  26,402,002
Form 13 F Information Table Value Total  966,899.274 (thousands)

List of Other Included Managers:

No.    Form 13F File Number         Name
  1    _________________________    William & Flora Hewlett Foundation

Other Managers Reporting for this Manager:

No.    Form 13F File Number         Name

                                                                                                   Voting    Voting     Voting
                      Title of                                Shares/Prn  Sh/ Investment  Other   Authority Authority  Authority
Name of Issuer         Class        CUSIP     Market Value      Amount    Prn Discretion Managers   Sole     Shared      None
--------------      ------------- --------- --------------   ------------ --- ---------- -------- --------- --------- ------------
ABBOTT
  LABORATORIES      COMMON SHARES 002824100 $  6,172,720.00     94,240.00 Sh  Sole                                       94,240.00
ACCENTURE LTD-CL A  COMMON SHARES           $    652,697.50      9,815.00 Sh  Sole                                        9,815.00
ACE LTD             COMMON SHARES           $    383,119.80      4,801.00 Sh  Sole                                        4,801.00
ACTIVISION
  BLIZZARD INC      COMMON SHARES           $  8,276,166.00    779,300.00 Sh  Sole                                      779,300.00
AFLAC INC           COMMON SHARES 001055102 $    343,580.16      6,468.00 Sh  Sole                                        6,468.00
AGILENT
  TECHNOLOGIES INC  COMMON SHARES 00846U101 $ 64,480,500.00  1,575,000.00 Sh  Shared        1                         1,575,000.00
ALLERGAN INC        COMMON SHARES 018490102 $    666,510.18      7,266.00 Sh  Sole                                        7,266.00
AMAZON.COM INC      COMMON SHARES 023135106 $    993,194.33      3,959.00 Sh  Sole                                        3,959.00
AMERICAN ELECTRIC
  POWER             COMMON SHARES 025537101 $    225,222.36      5,277.00 Sh  Sole                                        5,277.00
AMERICAN EXPRESS
  CO                COMMON SHARES 025816109 $  1,682,669.52     29,274.00 Sh  Sole                                       29,274.00
AMGEN INC           COMMON SHARES 031162100 $  4,827,200.00     56,000.00 Sh  Sole                                       56,000.00
APPLE INC           COMMON SHARES 037833100 $  2,953,560.15      5,550.00 Sh  Sole                                        5,550.00
AT&T INC            COMMON SHARES 00206R102 $    490,649.05     14,555.00 Sh  Sole                                       14,555.00
AVALONBAY COMMUN    COMMON SHARES 053484101 $    578,426.94      4,266.00 Sh  Sole                                        4,266.00
BAIDU INC - SPON
  ADR               COMMON SHARES 056752108 $  1,695,402.45     16,905.00 Sh  Sole                                       16,905.00
BALL CORP           COMMON SHARES 058498106 $ 10,963,750.00    245,000.00 Sh  Sole                                      245,000.00
BANK OF AMERICA
  CORP              COMMON SHARES 060505104 $    629,459.37     54,217.00 Sh  Sole                                       54,217.00
BANK OF NEW YORK
  MELLON CORP       COMMON SHARES 064058100 $    533,275.00     20,750.00 Sh  Sole                                       20,750.00
BB&T CORP           COMMON SHARES 054937107 $  1,954,299.85     67,135.00 Sh  Sole                                       67,135.00
BEAM INC            COMMON SHARES 073730103 $    374,176.25      6,125.00 Sh  Sole                                        6,125.00
BERKSHIRE
  HATHAWAY INC-CL
  B                 COMMON SHARES 084670207 $ 28,703,551.50    319,995.00 Sh  Sole                                      319,995.00
BHP BILLITON
  LTD-SPON ADR      COMMON SHARES 088606108 $  3,545,917.14     45,217.00 Sh  Sole                                       45,217.00
BOEING CO           COMMON SHARES 097023105 $    528,122.88      7,008.00 Sh  Sole                                        7,008.00
BOSTON PROPERTIES   COMMON SHARES 101121101 $    603,328.62      5,702.00 Sh  Sole                                        5,702.00
BROADCOM CORP-CL A  COMMON SHARES 111320107 $    115,404.75      3,475.00 Sh  Sole                                        3,475.00
C.H. ROBINSON
  WORLDWIDE INC     COMMON SHARES 12541W209 $ 12,779,480.46    202,143.00 Sh  Sole                                      202,143.00
CBOE HOLDINGS INC   COMMON SHARES 12503M108 $  3,535,200.00    120,000.00 Sh  Sole                                      120,000.00
CELGENE CORP        COMMON SHARES 151020104 $    635,528.53      8,099.00 Sh  Sole                                        8,099.00
CENTURYLINK INC     COMMON SHARES 156700106 $    344,842.80      8,815.00 Sh  Sole                                        8,815.00
CHECK POINT
  SOFTWARE TECH     COMMON SHARES           $  3,042,766.80     63,870.00 Sh  Sole                                       63,870.00
CHEVRON CORP        COMMON SHARES 166764100 $  4,376,966.50     40,475.00 Sh  Sole                                       40,475.00
CISCO SYSTEMS INC   COMMON SHARES 17275R102 $  6,736,934.34    342,857.00 Sh  Sole                                      342,857.00
CITIGROUP INC       COMMON SHARES 172967101 $    476,460.64     12,044.00 Sh  Sole                                       12,044.00
CME GROUP INC       COMMON SHARES 12572Q105 $  7,401,366.90    146,070.00 Sh  Sole                                      146,070.00
COCA-COLA CO/ THE   COMMON SHARES 191216100 $ 27,295,090.00    752,968.00 Sh  Sole                                      752,968.00
COLGATE-
  PALMOLIVE CO      COMMON SHARES 194162103 $    855,973.52      8,188.00 Sh  Sole                                        8,188.00
COMCAST CORP- CL A  COMMON SHARES 20030N101 $    715,070.40     19,140.00 Sh  Sole                                       19,140.00
COMCAST CORP-
  SPECIAL CL A      COMMON SHARES 20030N200 $ 32,328,000.00    900,000.00 Sh  Sole                                      900,000.00
CONOCOPHILLIPS      COMMON SHARES 20825C104 $  5,854,902.36    100,964.00 Sh  Sole                                      100,964.00
CORNING INC         COMMON SHARES 219350105 $  1,325,100.00    105,000.00 Sh  Sole                                      105,000.00
COSTCO WHOLESALE
  CORP              COMMON SHARES 22160K105 $    533,931.84      5,408.00 Sh  Sole                                        5,408.00
COVIDIEN LTD        COMMON SHARES G2552X108 $    600,842.44     10,406.00 Sh  Sole                                       10,406.00
CREDIT SUISSE
  GROUP-SPON ADR    COMMON SHARES 225401108 $  2,857,998.08    116,368.00 Sh  Sole                                      116,368.00
DANAHER CORP        COMMON SHARES 235851102 $    749,339.50     13,405.00 Sh  Sole                                       13,405.00
DEERE & CO          COMMON SHARES 244199105 $    733,965.06      8,493.00 Sh  Sole                                        8,493.00
DEUTSCHE BANK AG-
  REGISTERED        COMMON SHARES           $  1,981,933.21     44,749.00 Sh  Sole                                       44,749.00
DOLLAR GENERAL
  CORP              COMMON SHARES           $    658,660.51     14,939.00 Sh  Sole                                       14,939.00
DOW CHEMICAL        COMMON SHARES 260543103 $  7,597,409.00    235,000.00 Sh  Sole                                      235,000.00
DR HORTON INC       COMMON SHARES 23331A109 $ 24,725,000.00  1,250,000.00 Sh  Sole                                    1,250,000.00
DUKE ENERGY CORP    COMMON SHARES 26441C105 $    225,660.60      3,537.00 Sh  Sole                                        3,537.00
EBAY INC            COMMON SHARES 278642103 $  1,430,230.50     28,045.00 Sh  Sole                                       28,045.00
EDISON
  INTERNATIONAL     COMMON SHARES 281020107 $    308,240.99      6,821.00 Sh  Sole                                        6,821.00
ELI LILLY & CO      COMMON SHARES 532457108 $  2,466,000.00     50,000.00 Sh  Sole                                       50,000.00
EMC CORP/MASS       COMMON SHARES 268648102 $    347,622.00     13,740.00 Sh  Sole                                       13,740.00
EMERSON ELECTRIC
  CO                COMMON SHARES 291011104 $  3,658,159.04     69,074.00 Sh  Sole                                       69,074.00
EOG RESOURCES INC   COMMON SHARES 26875P101 $  6,039,500.00     50,000.00 Sh  Sole                                       50,000.00
EXPRESS SCRIPTS
  INC               COMMON SHARES           $    379,026.00      7,019.00 Sh  Sole                                        7,019.00
EXXON MOBIL CORP    COMMON SHARES 30231G102 $ 27,137,627.52    313,548.56 Sh  Sole                                      313,548.56
GENERAL DYNAMICS
  CORP              COMMON SHARES 369550108 $  1,286,967.33     18,579.00 Sh  Sole                                       18,579.00
GENERAL ELECTRIC
  CO                COMMON SHARES 369604103 $  6,394,876.37    304,663.00 Sh  Sole                                      304,663.00

GENERAL MILLS INC   COMMON SHARES 370334104 $  6,879,484.00    170,200.00 Sh  Sole                                      170,200.00
GILEAD SCIENCES
  INC               COMMON SHARES 375558103 $  1,030,723.85     14,033.00 Sh  Sole                                       14,033.00
GOLDMAN SACHS
  GROUP INC         COMMON SHARES 38141G104 $  9,461,507.88     74,173.00 Sh  Sole                                       74,173.00
GOOGLE INC-CL A     COMMON SHARES 38259P508 $  5,381,747.04      7,608.00 Sh  Sole                                        7,608.00
HALLIBURTON CO      COMMON SHARES 406216101 $    677,461.01     19,529.00 Sh  Sole                                       19,529.00
HERSHEY CO/THE      COMMON SHARES 427866108 $    340,156.20      4,710.00 Sh  Sole                                        4,710.00
HEWLETT-PACKARD CO  COMMON SHARES 428236103 $ 52,938,750.00  3,715,000.00 Sh  Shared        1                         3,715,000.00
HOME DEPOT INC      COMMON SHARES 437076102 $    397,819.20      6,432.00 Sh  Sole                                        6,432.00
HUNT (JB)
  TRANSPRT SVCS
  INC               COMMON SHARES 445658107 $ 14,843,906.00    248,600.00 Sh  Sole                                      248,600.00
INTEL CORP          COMMON SHARES 458140100 $  6,610,936.96    320,608.00 Sh  Sole                                      320,608.00
INTEROIL CORP       COMMON SHARES           $  7,046,757.00    126,900.00 Sh  Sole                                      126,900.00
INTL BUSINESS
  MACHINES CORP     COMMON SHARES 459200101 $ 10,545,210.60     55,052.00 Sh  Sole                                       55,052.00
INTUIT INC          COMMON SHARES 461202103 $  7,918,257.38    133,135.00 Sh  Sole                                      133,135.00
INVESCO LTD         COMMON SHARES G491BT108 $ 19,567,500.00    750,000.00 Sh  Sole                                      750,000.00
ISHARES DJ US
  REAL ESTATE       COMMON SHARES 464287739 $ 22,634,500.00    350,000.00 Sh  Sole                                      350,000.00
ISHARES LEHMAN
  AGG BOND FUND     COMMON SHARES 464287226 $  3,526,012.44     31,743.00 Sh  Sole                                       31,743.00
ISHARES MSCI
  EMERGING MKT IN   COMMON SHARES 464287234 $    580,364.10     13,086.00 Sh  Sole                                       13,086.00
ISHARES RUSSELL
  2000              COMMON SHARES 464287655 $    549,752.06      6,520.00 Sh  Sole                                        6,520.00
ISHARES S&P 500
  INDEX FUND        COMMON SHARES 464287200 $    973,352.00      6,800.00 Sh  Sole                                        6,800.00
JETBLUE AIRWAYS
  CORP              COMMON SHARES 477143101 $  7,035,600.00  1,230,000.00 Sh  Sole                                    1,230,000.00
JOHNSON & JOHNSON   COMMON SHARES 478160104 $ 11,058,555.40    157,754.00 Sh  Sole                                      157,754.00
JPMORGAN CHASE &
  CO                COMMON SHARES 46625H100 $ 28,568,746.85    649,746.00 Sh  Sole                                      649,746.00
KIMCO REALTY        COMMON SHARES 49446R109 $ 23,597,428.68  1,221,399.00 Sh  Sole                                    1,221,399.00
KOHLS CORP          COMMON SHARES 500255104 $  8,909,367.18    207,291.00 Sh  Sole                                      207,291.00
KRAFT FOODS GROUP
  INC               COMMON SHARES           $    750,164.06     16,498.00 Sh  Sole                                       16,498.00
LUFKIN INDUSTRIES
  INC               COMMON SHARES           $  2,325,200.00     40,000.00 Sh  Sole                                       40,000.00
LYONDELLBASELL
  INDU-CL A         COMMON SHARES           $    451,924.44      7,916.00 Sh  Sole                                        7,916.00
MACYS INC           COMMON SHARES 55616P104 $    379,937.74      9,737.00 Sh  Sole                                        9,737.00
MCDONALDS CORP      COMMON SHARES 580135101 $  5,893,398.31     66,811.00 Sh  Sole                                       66,811.00
MEDTRONIC INC       COMMON SHARES 585055106 $  2,441,100.20     59,510.00 Sh  Sole                                       59,510.00
MERCK & CO. INC.    COMMON SHARES 589331107 $ 13,442,976.52    328,358.00 Sh  Sole                                      328,358.00
MICROSOFT CORP      COMMON SHARES 594918104 $ 14,085,093.20    527,340.00 Sh  Sole                                      527,340.00
MONDELEZ
  INTERNATIONAL
  INC               COMMON SHARES           $  1,037,497.89     40,761.00 Sh  Sole                                       40,761.00
MONSANTO CO         COMMON SHARES 61166W101 $    998,273.55     10,547.00 Sh  Sole                                       10,547.00
MORGAN STANLEY      COMMON SHARES 617446448 $ 10,965,147.92    573,491.00 Sh  Sole                                      573,491.00
NATIONAL OILWELL
  VARCO INC         COMMON SHARES 637071101 $    413,995.95      6,057.00 Sh  Sole                                        6,057.00
NEWMONT MINING
  CORP              COMMON SHARES 651639106 $  2,040,341.40     43,935.00 Sh  Sole                                       43,935.00
NIKE INC -CL B      COMMON SHARES 654106103 $  2,511,268.80     48,668.00 Sh  Sole                                       48,668.00
NORTHERN TRUST
  CORP              COMMON SHARES 665859104 $  5,661,057.60    112,860.00 Sh  Sole                                      112,860.00
NOVO-NORDISK A/S-
  SPONS ADR         COMMON SHARES           $  3,264,200.00     20,000.00 Sh  Sole                                       20,000.00
OCCIDENTAL
  PETROLEUM CORP    COMMON SHARES 674599105 $    256,183.84      3,344.00 Sh  Sole                                        3,344.00
ORACLE CORP         COMMON SHARES 68389X105 $ 40,501,659.52  1,215,536.00 Sh  Sole                                    1,215,536.00
PACCAR INC          COMMON SHARES 693718108 $ 47,494,868.19  1,050,539.00 Sh  Sole                                    1,050,539.00
PACKAGING CORP OF
  AMERICA           COMMON SHARES           $    872,884.30     22,690.00 Sh  Sole                                       22,690.00
PEPSICO INC         COMMON SHARES 713448108 $  2,874,060.00     42,000.00 Sh  Sole                                       42,000.00
PFIZER INC          COMMON SHARES 717081103 $  6,255,304.09    249,421.00 Sh  Sole                                      249,421.00
PHILIP MORRIS
  INTERNATIONAL     COMMON SHARES 718172109 $  3,711,859.56     44,379.00 Sh  Sole                                       44,379.00
PHILLIPS 66-W/I     COMMON SHARES           $    518,202.90      9,759.00 Sh  Sole                                        9,759.00
PNC FINANCIAL
  SERVICES GROUP    COMMON SHARES 693475105 $    479,308.20      8,220.00 Sh  Sole                                        8,220.00
PPG INDUSTRIES INC  COMMON SHARES 693506107 $    104,490.20        772.00 Sh  Sole                                          772.00
PPL CORPORATION     COMMON SHARES 69351T106 $    226,291.52      7,904.00 Sh  Sole                                        7,904.00
PRECISION
  CASTPARTS CORP    COMMON SHARES 740189105 $  1,231,230.00      6,500.00 Sh  Sole                                        6,500.00
PROCTER & GAMBLE
  CO                COMMON SHARES 742718109 $ 21,870,831.39    322,151.00 Sh  Sole                                      322,151.00
QUALCOMM INC        COMMON SHARES 747525103 $  4,299,118.48     69,498.00 Sh  Sole                                       69,498.00
REGIONS FINANCIAL
  CORP              COMMON SHARES 7591EP100 $    508,882.36     71,372.00 Sh  Sole                                       71,372.00
ROGERS
  COMMUNICATIONS
  -CL B             COMMON SHARES 775109200 $    242,758.16      5,333.00 Sh  Sole                                        5,333.00
ROYAL BANK OF
  CANADA            COMMON SHARES 780087102 $ 12,571,705.80    208,486.00 Sh  Sole                                      208,486.00
SALESFORCE.COM INC  COMMON SHARES 79466L302 $    605,160.00      3,600.00 Sh  Sole                                        3,600.00
SANDISK CORP        COMMON SHARES 80004C101 $  1,645,126.50     37,819.00 Sh  Sole                                       37,819.00
SCHLUMBERGER LTD    COMMON SHARES 806857108 $ 15,400,158.58    222,229.00 Sh  Sole                                      222,229.00
SEMPRA ENERGY       COMMON SHARES 816851109 $    340,299.18      4,797.00 Sh  Sole                                        4,797.00
SOUTHERN CO         COMMON SHARES 842587107 $    272,614.08      6,368.00 Sh  Sole                                        6,368.00
SPDR DJIA TRUST     COMMON SHARES 78467X109 $  2,846,644.00     21,800.00 Sh  Sole                                       21,800.00

SPDR TRUST SERIES 1 COMMON SHARES 78462F103 $  6,432,090.06     45,166.00 Sh  Sole                                       45,166.00
STERICYCLE INC      COMMON SHARES 858912108 $  1,399,200.00     15,000.00 Sh  Sole                                       15,000.00
SUNTRUST BANKS INC  COMMON SHARES 867914103 $    530,995.50     18,730.00 Sh  Sole                                       18,730.00
TERADATA CORP       COMMON SHARES           $    340,518.78      5,502.00 Sh  Sole                                        5,502.00
TEXTRON INC         COMMON SHARES 883203101 $  2,479,000.00    100,000.00 Sh  Sole                                      100,000.00
THE WALT DISNEY CO  COMMON SHARES 254687106 $ 21,495,040.06    431,714.00 Sh  Sole                                      431,714.00
TRANSOCEAN INC      COMMON SHARES G90073100 $  2,664,906.86     59,671.00 Sh  Sole                                       59,671.00
TYSON FOODS INC-
  CL A              COMMON SHARES 902494103 $  2,875,856.00    148,240.00 Sh  Sole                                      148,240.00
UNION PACIFIC CORP  COMMON SHARES 907818108 $    567,500.08      4,514.00 Sh  Sole                                        4,514.00
UNITED PARCEL
  SERVICE-CL B      COMMON SHARES 911312106 $ 66,228,636.07    898,259.00 Sh  Sole                                      898,259.00
UNITED
  TECHNOLOGIES
  CORP              COMMON SHARES 913017109 $    498,702.81      6,081.00 Sh  Sole                                        6,081.00
US BANCORP          COMMON SHARES 902973304 $  1,309,092.84     40,986.00 Sh  Sole                                       40,986.00
VANGUARD TOTAL
  BOND MARKET       COMMON SHARES 921937835 $    941,136.00     11,200.00 Sh  Sole                                       11,200.00
VIRGIN MEDIA INC    COMMON SHARES 92769L101 $    163,721.25      4,455.00 Sh  Sole                                        4,455.00
VISA INC-CLASS A
  SHARES            COMMON SHARES 92826C839 $    686,354.24      4,528.00 Sh  Sole                                        4,528.00
WAL-MART STORES
  INC               COMMON SHARES 931142103 $  7,396,473.15    108,405.00 Sh  Sole                                      108,405.00
WELLS FARGO &
  COMPANY           COMMON SHARES 949746101 $ 16,314,079.82    477,299.00 Sh  Sole                                      477,299.00
YUM! BRANDS INC     COMMON SHARES 988498101 $  6,188,480.00     93,200.00 Sh  Sole                                       93,200.00
ZIMMER HOLDINGS
  INC               COMMON SHARES 98956P102 $  5,332,800.00     80,000.00 Sh  Sole                                       80,000.00
                                             966,899,274.80 26,402,002.56